Financial instruments (Tables)	6 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
Schedule of financial assets and financial liabilities

	June 30, 2026	FVTPL	Amortized costs	FVTOCI
	$	$	$	$
FINANCIAL ASSETS
ASSETS
Cash and equivalents	2,588,600	—	2,588,600	—
Receivables	33,265	—	33,265	—
Other receivable	987,916	—	987,916	—
Reclamation deposits	1,154,920	—	1,154,920	—
Long-term receivable	56,293	—	56,293	—
Investments	764	764	—	—
FINANCIAL LIABILITIES
LIABILITIES
Accounts payable and accrued liabilities	(1,914,432)	—	(1,914,432)	—
Loans payable	(489,819)	—	(489,819)	—

	December 31, 2025	FVTPL	Amortized costs	FVTOCI
	$	$	$	$
FINANCIAL ASSETS
ASSETS
Cash and equivalents	8,337,777	—	8,337,777	—
Receivables	139,811	—	139,811	—
Other receivable	1,680,485	—	1,680,485	—
Reclamation deposits	1,134,836	—	1,134,836	—
Long-term receivable	58,337	—	58,337	—
Investments	764	764	—	—
FINANCIAL LIABILITIES
LIABILITIES
Accounts payable and accrued liabilities	(1,697,289)	—	(1,697,289)	—
Loans payable	(507,601)	—	(507,601)	—

Schedule of balances in foreign currency

	US$	CA$
Cash and equivalents	485,990	2,980,071
Receivables	—	47,276
Other receivable	987,916	—
Long-term receivable	—	80,000
Reclamation deposits	1,154,920	—
Investments	—	960
Accounts payable and accrued liabilities	(1,757,025)	(233,965)
Loans payable	—	(696,093)
	871,800	2,195,559
Rate to convert to $1.00 US$	1.00000	0.703668
Equivalent to US$	871,800	1,544,945